Provisions for discounts, rebates and sales returns	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for discounts, rebates and sales returns	Provisions for discounts, rebates and sales returns
Adjustments between gross sales and net sales, as described in Note B.13., are recognized either as provisions or as reductions in accounts receivable, depending on their nature.
The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2017		2,398	771	280	1,111	550	3	5,113
Provision related to current period sales		5,131	2,027	4,069	5,897	537	29	17,690
Net change in provision related to prior period sales		(46)	(11)	(8)	30	(11)	—	(46)
Payments made		(5,129)	(2,031)	(3,925)	(5,897)	(466)	(26)	(17,474)
Currency translation differences		(268)	(93)	(39)	(74)	(63)	—	(537)
Balance at December 31, 2017	(c)	2,086	663	377	1,067	547	6	4,746
Changes in scope of consolidation		37	2	—	(123)	—	2	(82)
Provision related to current period sales		4,624	2,038	3,620	5,942	465	56	16,745
Net change in provision related to prior period sales		(2)	(4)	(1)	(11)	(35)	3	(50)
Payments made		(4,673)	(2,055)	(3,714)	(5,732)	(448)	(54)	(16,676)
Currency translation differences		76	30	12	(3)	17	—	132
Balance at December 31, 2018	(c)	2,148	674	294	1,140	546	13	4,815
Provision related to current period sales		5,542	2,563	4,649	5,888	554	96	19,292
Net change in provision related to prior period sales		(27)	—	(1)	(6)	(27)	14	(47)
Payments made		(5,529)	(2,528)	(4,637)	(5,719)	(465)	(72)	(18,950)
Currency translation differences		44	17	7	27	13	—	108
Balance at December 31, 2019	(c)	2,178	726	312	1,330	621	51	5,218

(a)
Primarily US government programs: Medicaid (€1,017 million in 2019, €1,033 million in 2018, €1,047 million million in 2017) and Medicare (€810 million in 2019, €829 million in 2018 and €810 million in 2017).

(b)	Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €649 million in 2019, €604 million in 2018 and 2017).
(c)
Provisions related to US net sales amounted to €3,585 million as of December 31, 2019, €3,509 million as of December 31, 2018 and €3,487 million as of December 31, 2017.